Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following section has been prepared in accordance with pay versus performance rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010. Under these new rules, the SEC has developed a definition of pay, referred to as Compensation Actually Paid (“CAP”). We are required to calculate CAP for the NEOs and then compare it with certain of our performance measures. Stockholders should refer to our compensation philosophy discussion and analysis in this proxy statement for a complete description of how executive compensation relates to our performance measures and how our Compensation Committee makes its decisions related thereto. Our Compensation Committee did not consider this
SEC-required
pay versus performance analysis and disclosure below in making its pay decisions for any of the years shown.
The following table shows the past three fiscal years’ total compensation for the NEOs as set forth in the Summary Compensation Table (“SCT”), the CAP to the NEOs (as determined pursuant to SEC rules), our total stockholder return (“TSR”), and our net loss. We are a “smaller reporting company,” as defined in Rule
12b-2
under the Exchange Act, and have elected to provide in this proxy statement certain scaled disclosures permitted under the Exchange Act for smaller reporting companies.
SEC rules require certain adjustments be made to the SCT totals to determine CAP as reported in the pay versus performance table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEOs without restriction, but rather is a valuation calculated under applicable SEC rules. The methodology for calculating CAP as required by Item 402(v) of Regulation
S-K
takes into account, among others, changes in share price and its impact on the fair value of equity awards.
For information on our executive compensation program and the approach used by our Compensation Committee, please refer to the “Executive Compensation” narrative and the outstanding equity awards table. The following table provides information about our principal executive officer (PEO) and non-PEO
NEOs and certain financial performance information for the reported years.

Year	Summary Compensation Total for Dr. Bianco ($) (1)(a)	Summary Compensation Total for Mr. Hoffman ($) (1)(b)	Compensation actually paid to Dr. Bianco ($) (2)	Compensation actually paid to Mr. Hoffman ($) (2)	Average Summary Compensation Table Total for non-PEO ($) (3)	Average Summary Compensation actually paid for non-PEO ($) (2)	Value of initial fixed $100 Investment based on Total Shareholder Return (4)	Net Income (Loss) (millions) (5)
2025	3,987,095	—	1,775,095	—	1,832,036	691,036	0.32	(31.0)
2024	6,067,484	2,441,229	5,315,484	2,441,229	1,723,967	1,555,967	0.46	(23.0)
2023	1,211,585	1,184,363	1,211,585	559,019	325,030	369,631	3.82	(15.0)

(1)
The dollar amounts reported in each column (a) are the amounts of total compensation reported for Dr. Bianco (TuHURA’s current Chief Executive Officer), and (b) Robert Hoffman (TuHURA’s former Chief Executive Officer prior to the completion of the Kintara Merger).

(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to TuHURA’s PEOs and the average “compensation actually paid” to TuHURA’s non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K,
for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the SCT for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs or non-PEO
NEOs during the applicable fiscal year.

	Dr. Bianco 2025 ($)	Mr. Hoffman 2025 ($)	Average Other NEOs ($)
Deduction for amounts reported under the option awards column in the summary compensation table	(2,872,000)	—	(1,288,000)
ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,064,000	—	926,000
ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,172,000)	—	(710,000)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(232,000)	—	(69,000)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
TOTAL ADJUSTMENTS	(2,212,000)	—	(1,141,000)

(3)
The dollar amounts reported represent the average of the amounts reported for TuHURA’s NEOs as a group (excluding TuHURA’s PEOs) in the “Total” column of the SCT in each applicable year. The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for the year ending December 31, 2025, Dan Dearborn, (ii) for the years ending December 31,

2024 and 2023, Dan Dearborn and Dennis Yamashita, and (iii) for the year ending June 30, 2023, Dennis Brown (TuHURA’s former Chief Scientific Officer), and Scott Praill (TuHURA’s former Chief Financial Officer).
(4)
Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between TuHURA’s share price at the end and the beginning of the measurement period by TuHURA’s share price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2022. No dividends were paid on stock or option awards in 2023, 2024 or 2025.

(5)
The dollar amounts reported represent the amount of net income (loss) reflected in TuHURA’s audited financial statements for (a) the years ending December 31, 2025, 2024 and 2023 and (b) the year ending June 30, 2023.

Named Executive Officers, Footnote	The names of each of the NEOs included for purposes of calculating the average amounts in each applicable year are as follows: (i) for the year ending December 31, 2025, Dan Dearborn, (ii) for the years ending December 31,2024 and 2023, Dan Dearborn and Dennis Yamashita, and (iii) for the year ending June 30, 2023, Dennis Brown (TuHURA’s former Chief Scientific Officer), and Scott Praill (TuHURA’s former Chief Financial Officer).
Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to TuHURA’s PEOs and the average “compensation actually paid” to TuHURA’s non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K,
for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the SCT for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs or non-PEO
NEOs during the applicable fiscal year.

	Dr. Bianco 2025 ($)	Mr. Hoffman 2025 ($)	Average Other NEOs ($)
Deduction for amounts reported under the option awards column in the summary compensation table	(2,872,000)	—	(1,288,000)
ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,064,000	—	926,000
ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,172,000)	—	(710,000)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(232,000)	—	(69,000)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
TOTAL ADJUSTMENTS	(2,212,000)	—	(1,141,000)

Non-PEO NEO Average Total Compensation Amount	$ 1,832,036	$ 1,723,967	$ 325,030
Non-PEO NEO Average Compensation Actually Paid Amount	$ 691,036	1,555,967	369,631
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to TuHURA’s PEOs and the average “compensation actually paid” to TuHURA’s non-PEO
NEOs, as computed in accordance with Item 402(v) of Regulation
S-K,
for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the SCT for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs or non-PEO
NEOs during the applicable fiscal year.

	Dr. Bianco 2025 ($)	Mr. Hoffman 2025 ($)	Average Other NEOs ($)
Deduction for amounts reported under the option awards column in the summary compensation table	(2,872,000)	—	(1,288,000)
ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	2,064,000	—	926,000
ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,172,000)	—	(710,000)
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	(232,000)	—	(69,000)
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—	—
TOTAL ADJUSTMENTS	(2,212,000)	—	(1,141,000)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 0.32	0.46	3.82
Net Income (Loss)	(31,000,000)	(23,000,000)	(15,000,000)
Dr Bianco [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	3,987,095	6,067,484	1,211,585
PEO Actually Paid Compensation Amount	$ 1,775,095	5,315,484	1,211,585
PEO Name	Dr. Bianco
Robert Hoffman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		2,441,229	1,184,363
PEO Actually Paid Compensation Amount		$ 2,441,229	$ 559,019
PEO Name	Robert Hoffman
PEO | Dr Bianco [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,212,000)
PEO | Dr Bianco [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,064,000
PEO | Dr Bianco [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,172,000)
PEO | Dr Bianco [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr Bianco [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(232,000)
PEO | Dr Bianco [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dr Bianco [Member] | Deduction for amounts reported under the stock awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,872,000)
PEO | Robert Hoffman [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert Hoffman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert Hoffman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert Hoffman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert Hoffman [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert Hoffman [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Robert Hoffman [Member] | Deduction for amounts reported under the stock awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,141,000)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	926,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(710,000)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,000)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Deduction for amounts reported under the stock awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,288,000)